Portfolio of Investments
Columbia U.S. Social Bond Fund, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 8.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 8.6%
AbbVie, Inc.
05/14/2025	3.600%	500,000	479,994
American Tower Corp.
08/15/2029	3.800%	650,000	567,338
Apple, Inc.
Green Bond
02/23/2023	2.850%	250,000	248,787
AT&T, Inc.
02/01/2028	1.650%	250,000	206,264
Broadcom, Inc.(a)
04/15/2034	3.469%	263,000	196,853
11/15/2035	3.137%	237,000	164,385
Capital One Financial Corp.
01/30/2023	3.200%	250,000	249,054
Carrier Global Corp.
02/15/2027	2.493%	67,000	59,003
Cigna Corp.
10/15/2027	3.050%	250,000	224,013
10/15/2028	4.375%	250,000	234,970
ConAgra Foods, Inc.
01/25/2023	3.200%	232,000	230,991
Crown Castle International Corp.
02/15/2028	3.800%	300,000	270,576
Five Corners Funding Trust(a)
11/15/2023	4.419%	500,000	494,100
Kellogg Co.
12/01/2023	2.650%	300,000	293,893
Local Initiatives Support Corp.
03/01/2037	4.649%	400,000	367,380
Morgan Stanley(b)
10/20/2032	2.511%	250,000	188,437
NextEra Energy Capital Holdings, Inc.
06/01/2030	2.250%	500,000	396,990
St. Joseph’s Hospital & Medical Center
07/01/2027	4.584%	300,000	273,526
Verizon Communications, Inc.
09/21/2028	4.329%	250,000	234,643
Total			5,381,197
Total Corporate Bonds & Notes (Cost $6,181,058)			5,381,197

Municipal Bonds 90.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.9%
Alabama Public School and College Authority
Refunding Revenue Bonds
Social Bonds
Series 2020A
11/01/2036	4.000%	500,000	485,899
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2027	5.000%	250,000	258,608
Butler County Board of Education
Refunding Revenue Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	257,505
Tuscaloosa City Board of Education
Revenue Bonds
Series 2016
08/01/2030	5.000%	200,000	210,167
Total			1,212,179
Arizona 2.7%
Arizona Industrial Development Authority
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2047	5.000%	750,000	746,077
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	300,000	213,746
Glendale Union High School District No. 205
Unlimited General Obligation Bonds
Series 2021A (AGM)
07/01/2034	4.000%	200,000	199,114
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	100,000	96,597
02/15/2046	5.000%	210,000	191,634
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	260,307
Total			1,707,475
Columbia U.S. Social Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 7.5%
California Health Facilities Financing Authority
Taxable Senior Revenue Bonds
No Place Like Home Program
Series 2019
06/01/2033	2.984%	600,000	473,268
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	293,077	250,570
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2037	5.000%	300,000	303,450
Harbor Regional Center Project
Series 2015
11/01/2024	5.000%	250,000	258,021
California School Finance Authority(a)
Prerefunded 08/01/25 Revenue Bonds
Aspire Public School
Series 2016
08/01/2036	5.000%	50,000	52,241
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2036	5.000%	450,000	450,046
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/2025	4.000%	250,000	246,863
Hawking Steam Charter School Project
Series 2022
07/01/2052	5.250%	500,000	441,385
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2025	5.000%	250,000	256,496
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1(a)
Tax Allocation Bonds
Housing Increment - Treasure Island
Series 2022
09/01/2052	5.000%	500,000	434,175
Lammersville Joint Unified School District
Refunding Special Tax Bonds
Community Facilities District #2002
Series 2017
09/01/2033	5.000%	400,000	407,788
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Placer County Public Financing Authority
Refunding Taxable Revenue Bonds
mPOWER Program
Series 2018 (BAM)
10/01/2038	4.875%	115,000	108,938
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay Housing Project
Subordinated Series 2017 (AGM)
08/01/2025	3.250%	300,000	286,047
State of California
Unlimited General Obligation Refunding Bonds
Series 2020
11/01/2037	4.000%	400,000	388,096
Series 2021
09/01/2041	5.000%	310,000	329,472
Total			4,686,856
Colorado 2.9%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Parkview Medical Center
Series 2015B
09/01/2026	5.000%	250,000	255,827
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2040	4.000%	600,000	551,440
Regional Transportation District
Refunding Revenue Bonds
Denver Transit Partners
Series 2020
07/15/2035	4.000%	250,000	223,985
Regional Transportation District Sales Tax
Refunding Revenue Bonds
FasTracks Project Green Bonds
Series 2021
11/01/2039	4.000%	400,000	372,468
State of Colorado
Certificate of Participation
Series 2020A
12/15/2034	4.000%	125,000	119,007
Series 2021A
12/15/2040	4.000%	300,000	271,766
Total			1,794,493
Connecticut 0.7%
State of Connecticut
Revenue Bonds
Series 2021A
05/01/2032	5.000%	100,000	108,424

2	Columbia U.S. Social Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Connecticut
Revenue Bonds
Series 2020A
02/15/2037	5.000%	350,000	365,246
Total			473,670
Delaware 1.4%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Bayhealth Medical Center Project
Series 2017
07/01/2040	4.000%	1,000,000	886,059
District of Columbia 1.2%
District of Columbia
Refunding Revenue Bonds
Friendship Public Charter School
Series 2016
06/01/2041	5.000%	250,000	238,277
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2020A
07/15/2045	5.000%	500,000	514,856
Total			753,133
Florida 3.8%
Alachua County Health Facilities Authority
Refunding Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2037	5.000%	400,000	401,490
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	250,000	230,536
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
Series 2019C
10/01/2049	4.000%	500,000	416,555
Revenue Bonds
Subordinated Series 2021
10/01/2038	4.000%	250,000	230,367
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2015
06/15/2025	5.000%	100,000	99,922
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2037	5.000%	500,000	498,603
Palm Beach County School District
Certificate of Participation
Series 2020A
08/01/2034	5.000%	250,000	263,486
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/2032	5.000%	250,000	259,342
Total			2,400,301
Georgia 0.4%
Cedartown Polk County Hospital Authority
Prerefunded 07/01/26 Revenue Bonds
RAC Series 2016
07/01/2039	5.000%	250,000	263,888
Idaho 0.6%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Madison Memorial Hospital
Series 2016
09/01/2028	5.000%	250,000	252,906
Idaho Housing & Finance Association
Revenue Bonds
Series 2015A-1
07/01/2025	3.200%	150,000	146,705
Total			399,611
Illinois 6.5%
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	335,000	313,652
Series 2022A
12/01/2047	5.000%	125,000	107,609
Chicago O’Hare International Airport(c)
Revenue Bonds
Senior Lien
Series 2022
01/01/2048	5.000%	1,000,000	944,128
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2032	5.000%	300,000	304,531

Columbia U.S. Social Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Wastewater Transmission
Revenue Bonds
2nd Lien
Series 2017A
01/01/2031	5.000%	300,000	301,983
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2001 (AMBAC)
11/01/2030	5.750%	585,000	613,002
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	100,000	100,454
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/2034	5.000%	250,000	255,248
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2041	4.000%	300,000	246,056
Southern Illinois Healthcare, Inc.
Series 2017
03/01/2034	5.000%	150,000	152,132
Illinois State Toll Highway Authority
Revenue Bonds
Series 2021A
01/01/2042	4.000%	250,000	215,368
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Bonds
Green Bonds
Series 2016E
12/01/2035	5.000%	500,000	516,710
Total			4,070,873
Indiana 2.6%
Ball State University
Revenue Bonds
Housing and Dining
Series 2018
07/01/2038	5.000%	500,000	516,155
Indiana Finance Authority
Refunding Revenue Bonds
First Lien - CWA Authority Project
Series 2021
10/01/2035	4.000%	250,000	241,030
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Green Bonds - CWA Authority Project
Series 2019
10/01/2044	5.000%	350,000	359,616
Taxable Revenue Bonds
Series 2016A
07/01/2027	2.816%	250,000	227,003
Northern Indiana Commuter Transportation District
Revenue Bonds
Series 2016
07/01/2032	5.000%	250,000	259,602
Total			1,603,406
Kentucky 0.6%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2026	5.000%	350,000	360,701
Louisiana 3.7%
City of New Orleans Sewerage Service
Revenue Bonds
Series 2020B (AGM)
06/01/2035	4.000%	150,000	146,430
City of Shreveport Water & Sewer
Revenue Bonds
Junior Lien
Series 2017B (AGM)
12/01/2041	5.000%	400,000	414,812
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Act 391 Project
Series 2017 (BAM)
10/01/2028	5.000%	300,000	321,442
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2017 (AGM)
10/01/2039	5.000%	300,000	310,888
Revenue Bonds
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2018
10/01/2043	5.000%	200,000	197,402
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2034	5.000%	400,000	407,551

4	Columbia U.S. Social Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
LA Children’s Medical Center Project
Series 2018
06/01/2039	5.000%	500,000	493,627
Total			2,292,152
Maine 0.6%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/2035	3.300%	250,000	218,764
Series 2018B
11/15/2038	3.750%	150,000	144,081
Total			362,845
Maryland 3.1%
City of Baltimore
Refunding Revenue Bonds
East Baltimore Research Park
Series 2017
09/01/2038	5.000%	300,000	286,078
Enterprise Community Loan Fund, Inc.
Series 2018
11/01/2028	4.152%	500,000	424,536
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	300,000	306,102
Maryland Economic Development Corp.(c)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
12/31/2037	5.000%	250,000	247,721
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2023	5.000%	250,000	251,640
Revenue Bonds
MedStar Health
Series 1998A (AGM)
08/15/2038	5.250%	425,000	453,113
Total			1,969,190
Massachusetts 3.2%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2036	5.000%	300,000	312,285
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
Series 2022A-1
07/01/2037	5.000%	750,000	812,946
Massachusetts Development Finance Agency
Revenue Bonds
Green Bonds - Boston Medical Center
Series 2015
07/01/2044	5.000%	250,000	238,160
Series 2017
07/01/2028	5.000%	200,000	205,507
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2042	3.750%	500,000	414,960
Total			1,983,858
Michigan 4.5%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2035	5.000%	150,000	146,665
Karegnondi Water Authority
Refunding Revenue Bonds
Series 2018
11/01/2045	5.000%	400,000	378,186
Michigan Finance Authority
Refunding Revenue Bonds
Beaumont-Spectrum Hospital
Series 2022
04/15/2035	5.000%	250,000	264,932
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2032	5.000%	250,000	254,806
Series 2015 (BAM)
07/01/2033	5.000%	250,000	256,199
Michigan Finance Authority(b),(d)
Revenue Bonds
Bronson Healthcare Group
Series 2022 (Mandatory Put 11/16/26)
11/15/2044	5.000%	1,000,000	1,037,749
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2033	3.550%	500,000	459,749
Total			2,798,286

Columbia U.S. Social Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 0.6%
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2024	4.000%	170,000	167,043
St. Cloud Housing & Redevelopment Authority(e)
Taxable Revenue Bonds
Sanctuary St. Cloud Project
Series 2016
08/01/2036	0.000%	240,000	204,000
Total			371,043
Mississippi 0.9%
Biloxi Public School District
Revenue Bonds
Trust Certificates
Series 2016 (BAM)
04/01/2029	5.000%	250,000	261,599
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District
Series 2016F
12/01/2032	4.000%	300,000	301,857
Total			563,456
Missouri 0.0%
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2015
11/01/2027	3.250%	25,000	24,749
Nevada 1.4%
City of Reno
Revenue Bonds
Reno Transportation 2nd Lien
Series 2018 (AGM)
06/01/2038	5.000%	250,000	256,722
Clark County School District
Limited General Obligation Bonds
Series 2020B (BAM)
06/15/2031	5.000%	335,000	361,267
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2038	5.000%	250,000	233,440
Total			851,429
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 1.1%
New Hampshire Business Finance Authority(a),(c)
Refunding Revenue Bonds
Green Bonds
Series 2020B (Mandatory Put 07/02/40)
07/01/2045	3.750%	145,000	108,582
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	192,114	177,219
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Dartmouth-Hitchcock Obligation
Series 2018
08/01/2036	5.000%	400,000	400,831
Total			686,632
New Jersey 1.5%
New Jersey Economic Development Authority
Revenue Bonds
Transportation Project
Series 2020
11/01/2040	5.000%	500,000	490,651
New Jersey Housing & Mortgage Finance Agency(c)
Refunding Revenue Bonds
Series 2017D
11/01/2032	3.900%	300,000	279,276
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020A (HUD)
11/01/2035	2.100%	200,000	145,326
Total			915,253
New York 8.2%
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2031	4.000%	100,000	92,240
Grand Concourse Academy Charter School Project
Series 2022
07/01/2052	5.000%	250,000	225,269
07/01/2056	5.000%	300,000	263,274
Series 2015
07/01/2028	5.000%	250,000	256,054
Build NYC Resource Corp.(a)
Revenue Bonds
Richmond Preparatory School Project Social Bonds
Series 2021
06/01/2051	5.000%	200,000	171,117

6	Columbia U.S. Social Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2015S
05/01/2026	3.400%	500,000	492,062
Revenue Bonds
Sustainable Neighborhood
Series 2016
11/01/2031	3.600%	300,000	286,166
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Green Bonds
Series 2021
02/15/2037	4.000%	200,000	183,436
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2033	5.000%	250,000	248,820
Series 2020C-1
11/15/2050	5.000%	150,000	135,386
Series 2020A-1 (AGM)
11/15/2041	4.000%	500,000	430,037
Monroe County Industrial Development Corp.(a)
Revenue Bonds
Social Bonds - Academy of Health Sciences Charter School Project
Series 2022
07/01/2052	5.875%	300,000	271,636
New York City Housing Development Corp.
Revenue Bonds
Sustainability Bonds
Series 2020I-1
11/01/2035	2.100%	400,000	290,653
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2017EE
06/15/2037	5.000%	300,000	310,270
New York State Housing Finance Agency
Revenue Bonds
Green Bonds - Affordable Housing
Series 2017 (GNMA)
11/01/2042	4.000%	300,000	263,567
Series 2022E1 (FHA)
11/01/2052	4.200%	750,000	632,279
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/2027	5.000%	300,000	315,967
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Community College Housing Bonds
Series 2015
10/01/2023	5.000%	250,000	250,055
Total			5,118,288
North Carolina 1.5%
County of Scotland
Refunding Revenue Bonds
School Facilities
Series 2017
12/01/2030	5.000%	250,000	263,674
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2028	5.000%	300,000	306,535
North Carolina Housing Finance Agency
Revenue Bonds
Series 44
07/01/2040	2.850%	470,000	351,864
Total			922,073
Ohio 3.5%
Akron Bath Copley Joint Township Hospital District
Refunding Revenue Bonds
Children’s Hospital Medical Center
Series 2022
11/15/2031	5.000%	250,000	267,748
Summa Health Obligated Group-Hospital
Series 2020
11/15/2036	4.000%	250,000	209,348
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2032	5.000%	250,000	261,715
Miami Valley Career Technology Center
Unlimited General Obligation Bonds
Series 2018
12/01/2044	5.000%	400,000	411,110
Ohio Higher Educational Facility Commission
Revenue Bonds
Ashtabula County Medical Center Obligated Group
Series 2022
01/01/2052	5.250%	750,000	726,655

Columbia U.S. Social Bond Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio
Refunding Revenue Bonds
University Hospital Health System, Inc.
Series 2020
01/15/2050	4.000%	400,000	313,747
Total			2,190,323
Oregon 1.1%
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2050	5.000%	400,000	383,406
Union County Hospital Facility Authority
Revenue Bonds
Grande Ronde Hospital
Series 2022
07/01/2052	5.000%	375,000	333,233
Total			716,639
Pennsylvania 6.3%
City of Philadelphia Water & Wastewater
Refunding Revenue Bonds
Series 2016
10/01/2028	5.000%	300,000	321,442
Hospitals & Higher Education Facilities Authority of Philadelphia (The)
Refunding Revenue Bonds
Temple University Health Systems
Series 2022 (AGM)
07/01/2038	4.000%	500,000	438,792
Mifflinburg Area School District
Limited General Obligation Refunding Bonds
Series 2020A
06/15/2039	4.000%	200,000	182,764
06/15/2040	4.000%	250,000	227,368
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2032	4.000%	300,000	281,073
Pennsylvania Higher Education Assistance Agency(c)
Revenue Bonds
Series 2021A
06/01/2027	5.000%	250,000	254,494
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Mass Transit Projects
Subordinated Series 2016A-1
12/01/2041	5.000%	200,000	200,939
Revenue Bonds
Series 2019A
12/01/2044	5.000%	500,000	500,215
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Redevelopment Authority of the City of Philadelphia
Refunding Revenue Bonds
Series 2015A
04/15/2028	5.000%	250,000	258,655
Reinvestment Fund, Inc. (The)
Series 2018
02/15/2028	3.930%	500,000	454,945
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2036	5.000%	100,000	102,455
Series 2021A
09/01/2035	5.000%	300,000	308,881
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	250,000	239,637
Series 2017E (BAM)
12/01/2035	5.000%	150,000	156,867
Total			3,928,527
Puerto Rico 1.2%
Puerto Rico Housing Finance Authority(f)
Refunding Revenue Bonds
Public Housing Project
Series 2020
12/01/2026	5.000%	700,000	726,858
Rhode Island 2.3%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Woonsocket Schools
Series 2017A (AGM)
05/15/2028	5.000%	300,000	321,482
Rhode Island Health and Educational Building Corp.
Revenue Bonds
Public Schools Financing Program
Series 2022
05/15/2042	4.000%	250,000	222,033
Rhode Island Housing & Mortgage Finance Corp.(c)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2015
10/01/2025	3.550%	250,000	246,380
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Multi-Family Development and Sustainability
Series 2019
10/01/2034	2.750%	500,000	408,017

8	Columbia U.S. Social Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island Student Loan Authority(c)
Revenue Bonds
Student Loan Program
Series 2019A
12/01/2027	5.000%	250,000	259,421
Total			1,457,333
Tennessee 1.1%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	500,000	484,988
New Memphis Arena Public Building Authority(g)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2032	0.000%	300,000	191,169
Total			676,157
Texas 4.5%
Alamo Community College District
Limited General Obligation Bonds
Series 2021
08/15/2039	4.000%	400,000	365,498
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2016A
02/15/2031	5.000%	250,000	259,033
Bexar County Hospital District
Limited General Obligation Bonds
Series 2018
02/15/2043	4.000%	300,000	264,308
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas, Inc.
Series 2021
08/15/2031	5.000%	300,000	325,350
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	500,000	508,677
Harris County Flood Control District
Limited General Obligation Bonds
Series 2020A
10/01/2035	4.000%	500,000	488,629
Old Spanish Trail-Almeda Corridors Redevelopment Authority
Refunding Tax Allocation Bonds
Series 2019 (BAM)
09/01/2036	4.000%	250,000	245,424
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	100,000	85,011
Texas State Technical College
Refunding Revenue Bonds
Improvements
Series 2016 (AGM)
10/15/2030	4.000%	250,000	252,553
Total			2,794,483
Utah 0.6%
Central Utah Water Conservancy District
Revenue Bonds
Series 2020D
10/01/2040	4.000%	420,000	383,342
Virginia 1.2%
Virginia Housing Development Authority
Revenue Bonds
Series 2018A
03/01/2043	3.650%	400,000	332,386
Series 2020E
07/01/2040	2.300%	585,000	395,184
Total			727,570
Washington 2.9%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/2029	4.000%	250,000	250,134
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	400,000	346,946
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	200,000	200,796
North Thurston Public Schools
Unlimited General Obligation Bonds
Series 2020
12/01/2035	4.000%	500,000	488,289
Seattle Housing Authority
Refunding Revenue Bonds
Pooled Housing
Series 2018
12/01/2047	3.750%	300,000	235,986

Columbia U.S. Social Bond Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Health Care Facilities Authority
Revenue Bonds
Seattle Childrens Hospital
Series 2017
10/01/2047	5.000%	300,000	300,284
Total			1,822,435
West Virginia 1.3%
West Virginia Hospital Finance Authority
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	500,000	466,823
West Virginia Housing Development Fund
Revenue Bonds
Series 2019B
11/01/2039	2.850%	450,000	352,186
Total			819,009
Wisconsin 1.2%
Public Finance Authority(c)
Revenue Bonds
Green Bonds - Fargo-Moorhead Metropolitan Area Flood Risk Management Project
Series 2021
09/30/2051	4.000%	300,000	212,852
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	250,000	208,235
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	100,000	69,077
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019C (FNMA)
09/01/2030	2.100%	300,000	259,387
Total			749,551
Wyoming 0.6%
University of Wyoming
Revenue Bonds
Series 2021C (AGM)
06/01/2041	4.000%	400,000	360,541
Total Municipal Bonds (Cost $64,353,617)			56,824,667

Money Market Funds 0.5%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 2.030%(h)	287,743	287,743
Total Money Market Funds (Cost $287,743)		287,743
Total Investments in Securities (Cost $70,822,418)		62,493,607
Other Assets & Liabilities, Net		(1,806)
Net Assets		$62,491,801

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $3,364,745, which represents 5.38% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2022.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents a security in default.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2022, the total value of these securities amounted to $726,858, which represents 1.16% of total net assets.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2022.
10	Columbia U.S. Social Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2022 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia U.S. Social Bond Fund | First Quarter Report 2022	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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